RELATED PARTY TRANSACTIONS AND BALANCES (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Salaries, benefits, and consulting fees	$ 265	$ 163	$ 500	$ 333
Share-based payments	415	189	903	376
Total Key management personnel compensation	$ 680	$ 352	$ 1,403	$ 709